Note 5 - Convertible Debt - Related Party (Tables)	9 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
Convertible d ebt – r elated p arty	Gross Principal A mount Outstanding	Unamortized Debt Discount	Net Amount Outstanding
Replacement Note	$20,000	$-	$20,000
2013 Note	3,500	(978)	2,522
2014 Note	4,000	-	4,000
	$27,500	$(978)	$26,522

Convertible Debt [Table Text Block]
Date	Borrowing Amount	Convertible Shares	Share Price on Borrowing Date	Unamortized Beneficial Conversion Feature
October 7, 2013	$1,000	1,123,595	$0.95	$51
November 26, 2013	1,000	1,123,595	1.01	107
January 21, 2014	1,000	1,123,595	1.39	487
March 13, 2014	500	561,799	1.54	333
	$3,500	3,932,584		$978

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	Three months ended		Nine months ended
	December 31 ,		December 31 ,
	2014	2013	2014	2013
Amortization of convertible debt discount	$(42)	$-	$(95)	$-
Interest expense	(72)	(58)	(208)	(142)
	$(114)	$(58)	$(303)	$(142)